BALANCE SHEETS (Parenthetical) - Iris - USD ($)	Mar. 31, 2025	Mar. 04, 2025	Dec. 31, 2024	Dec. 20, 2024	Sep. 05, 2024	Mar. 07, 2024	Dec. 31, 2023	Sep. 07, 2023	Dec. 20, 2022
Class A common stock pending redemption (in shares)	59,844	59,844	64,453	64,453
Redemption value per share	$ 9.51		$ 10.07				$ 9.96
Preferred stock, par value, (in dollars per share)	$ 0.0001		$ 0.0001				$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000				1,000,000
Preferred stock, shares issued (in shares)	0		0				0
Preferred stock, shares outstanding (in shares)	0		0				0
Restricted cash	$ 27,347		$ 12,347				$ 85,084
Class A shares
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001				$ 0.0001
Common stock, shares authorized (in shares)	280,000,000		280,000,000				280,000,000
Common stock, shares issued (in shares)	7,014,633		7,074,477				7,306,609
Common stock, shares outstanding (in shares)	7,014,633		7,074,477				7,306,609
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)	114,633	114,633	174,477	174,477	238,930	287,037	406,609	406,609	1,413,104
Redemption value per share	$ 9.51	$ 11.74	$ 10.07	$ 11.47	$ 11.17	$ 10.58	$ 9.96	$ 10.29	$ 10.08
Common stock, shares outstanding (in shares)	114,633		174,477				406,609
Class A common stock not subject to possible redemption
Common stock, shares issued (in shares)	6,900,000		6,900,000				6,900,000
Common stock, shares outstanding (in shares)	6,900,000		6,900,000				6,900,000
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001				$ 0.0001
Common stock, shares authorized (in shares)	20,000,000		20,000,000				20,000,000
Common stock, shares issued (in shares)	0		0				0
Common stock, shares outstanding (in shares)	0		0				0